ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I BALANCE SHEET (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets
Cash and cash equivalents	$ 13,070,987	$ 26,750,427	$ 27,294,819	$ 49,743,934
Prepaid expenses and other current assets	523,381	884,344
Total current assets	24,157,274	54,291,612
Total assets	56,170,162	88,790,260
Liabilities and shareholders' equity
Accrued expenses and other current liabilities	9,353,484	10,016,650
Total current liabilities	17,777,557	33,111,173
Shareholders' equity:
Ordinary shares ($0.00005 par value;12,000,000,000 shares authorized; 5,019,786,036 and 4,732,446,560 shares issued and outstanding as of December 31, 2011 and 2012, respectively)	236,575	250,939
Additional paid-in capital	177,182,895	184,874,259
Accumulated deficit	(141,940,509)	(132,449,371)
Accumulated other comprehensive loss	(1,912,415)	(1,822,799)
Total Ku6 Media Co., Ltd. shareholders' equity	33,566,546	50,853,028
Total liabilities and equity	56,170,162	88,790,260
Ku6 Media Co., Ltd. [Member]
Assets
Cash and cash equivalents	5,219,295	7,754,457	11,048,500	23,760,844
Prepaid expenses and other current assets	312,174	434,230
Amount due from subsidiaries and variable interest entities	3,003,202	0
Amount due from related parties	6,096,800	19,534,641
Total current assets	14,631,471	27,723,328
Investments in subsidiaries	21,046,640	27,155,056
Total assets	35,678,111	54,878,384
Liabilities and shareholders' equity
Accrued expenses and other current liabilities	664,896	942,423
Amounts due to subsidiaries and variable interest entities	1,071,669	2,707,933
Amount due to related parties	375,000	375,000
Total current liabilities	2,111,565	4,025,356
Shareholders' equity:
Ordinary shares ($0.00005 par value;12,000,000,000 shares authorized; 5,019,786,036 and 4,732,446,560 shares issued and outstanding as of December 31, 2011 and 2012, respectively)	236,575	250,939
Additional paid-in capital	177,182,895	184,874,259
Accumulated deficit	(141,940,509)	(132,449,371)
Accumulated other comprehensive loss	(1,912,415)	(1,822,799)
Total Ku6 Media Co., Ltd. shareholders' equity	33,566,546	50,853,028
Total liabilities and equity	$ 35,678,111	$ 54,878,384